Cost of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contracts with Customers [Abstract]
Depreciation of property, plant and equipment and amortization of intangible assets	$ 1,424	$ 1,321	$ 1,468
Inventory changes materials costs and other	1,469	1,742	1,834
Staff costs, maintenance costs, and utilities	2,206	2,228	2,567
Staff, maintenance, and utility costs	58	48	64
Total cost of revenues	$ 5,099	$ 5,291	$ 5,869